MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
Schedule of fair value, amortized cost and gross unrealized holding gains of available-for-sale securities

	Fair value	Amortized cost	unrealized holding gains	unrealized holding losses
	U.S. dollars in thousands
December 31, 2014	37,230	37,355	32	157

Schedule of contractual maturities of debt securities
December 31, 2014
U.S. dollars in thousands

2015	$1,943
2016	6,047
2017	18,011
2018 and thereafter	11,229
$37,230